Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of operating revenue summarized by nature

The Group primarily generates revenue through the provision of services summarized by nature in the table below:

	December 31, 2024	December 31, 2023	December 31, 2022
Software development revenue	418,802	426,078	405,997
Software maintenance revenue	10,250	11,780	11,059
Consulting revenue	6,899	7,434	6,314
Other revenue	3,010	1,651	735
Total revenue	438,961	446,943	424,105

Schedule of revenue by industry vertical

The following table sets forth the revenue by industry vertical for the periods indicated:

	December 31, 2024	December 31, 2023	December 31, 2022
By industry vertical
Financial services	126,576	129,512	126,529
Consumer goods	95,568	89,847	91,920
Retail and industrial goods	85,855	54,942	59,763
Technology and Telecommunications	50,569	77,275	63,795
Life sciences	40,334	49,457	53,164
Others	40,059	45,910	28,934
Total revenue	438,961	446,943	424,105

Schedule of revenues by country

The table below summarizes revenues by country:

	December 31, 2024	December 31, 2023	December 31, 2022
United States of America	194,478	195,437	178,846
Brazil	181,981	185,250	189,330
United Kingdom	43,534	45,037	39,986
Other countries	18,968	21,219	15,943
Total revenue	438,961	446,943	424,105

Schedule of revenue contributed by the top client, and top ten clients

The following table sets forth the revenue contributed by the top client, and top ten clients for the periods indicated:

	December 31, 2024	December 31, 2023	December 31, 2022
Top client	33,416	36,911	63,213
Top 10 clients	180,481	177,419	209,605